Share-Based Compensation Expense - Additional Information (Details) $ in Millions	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Mar. 31, 2023 USD ($) shares	Jun. 30, 2021	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021
Class Of Stock [Line Items]
Measurement Input			0
Employee Stock [Member]
Class Of Stock [Line Items]
Number of shares issued | shares		0		0
Employee Stock [Member] | Class A Common Stock
Class Of Stock [Line Items]
Maximum number of shares, an employee can purchase | shares	1,250
Purchase price of common stock, percent of fair market value	85.00%
Minimum | Employee Stock [Member] | Class A Common Stock
Class Of Stock [Line Items]
Percentage of payroll deductions	1.00%
Maximum | Employee Stock [Member] | Class A Common Stock
Class Of Stock [Line Items]
Percentage of payroll deductions	10.00%
Performance-based RSUs [Member]
Class Of Stock [Line Items]
Aggregate grant date fair value		$ 29		$ 186
Total future compensation expense	$ 168	$ 161		$ 168
Remaining weighted-average amortization period		1 year 6 months		1 year 4 months 24 days
RSUs [Member]
Class Of Stock [Line Items]
Aggregate grant date fair value		$ 44		$ 45
Total future compensation expense	$ 64	$ 90		$ 64
Remaining weighted-average amortization period		1 year 7 months 6 days		1 year 3 months 18 days
RSUs and PRSUs[Member] | Volatility
Class Of Stock [Line Items]
Measurement Input	0.45	0.45		0.45
RSUs and PRSUs[Member] | Risk-free Interest Rate
Class Of Stock [Line Items]
Measurement Input	0.01	0.01		0.01
RSUs and PRSUs[Member] | Measurement Input, Expected Dividend Rate [Member]
Class Of Stock [Line Items]
Measurement Input	0	0	0	0
RSUs and PRSUs[Member] | Minimum
Class Of Stock [Line Items]
Vesting period		1 year	1 year
RSUs and PRSUs[Member] | Maximum
Class Of Stock [Line Items]
Vesting period		5 years		5 years
Replacement Awards Member | Minimum | Class A Common Stock
Class Of Stock [Line Items]
Vesting period		2 years		2 years
Replacement Awards Member | Maximum | Class A Common Stock
Class Of Stock [Line Items]
Vesting period		5 years		5 years
2021 Omnibus Incentive Plan | Time-based RSUs [Member]
Class Of Stock [Line Items]
Vesting period		3 years		3 years
Percentage of units granted subject to vesting requirements	50.00%	60.00%		50.00%	50.00%
2021 Omnibus Incentive Plan | Performance-based RSUs [Member]
Class Of Stock [Line Items]
Percentage of units granted subject to vesting requirements		40.00%			50.00%